Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.49%
Five Years	3.12%
Ten Years	8.14%
Inception Date	Mar. 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.58%
Five Years	3.22%
Ten Years	8.26%
Inception Date	Aug. 13, 2001
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.99%
Five Years	(1.14%)
Ten Years	6.81%
Inception Date	Mar. 11, 1992
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.57%
Five Years	4.18%
Since Inception	6.77%
Inception Date	Dec. 09, 2004
Return After Taxes on Distributions | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.00%
Five Years	2.61%
Ten Years	7.22%
Return After Taxes on Distributions | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.81%
Five Years	(1.26%)
Ten Years	6.74%
Return After Taxes on Distributions | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.99%
Five Years	3.94%
Since Inception	6.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.39%
Five Years	2.56%
Ten Years	6.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.98%
Five Years	(0.99%)
Ten Years	6.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.25%
Five Years	3.57%
Since Inception	5.87%
Russell 1000 Growth Index | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Five Years	3.12%
Ten Years	7.52%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.19%
Five Years	1.55%
Ten Years	7.11%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.19%
Five Years	1.55%
Ten Years	7.11%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Five Years	1.95%
Since Inception	4.91%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	none
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	none
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	8.60%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	8.60%